Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

19. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2017, the Financial Accounting Standards Board issued an accounting standard update on the accounting for business combinations by clarifying the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The new guidance is effective for annual and interim periods beginning after December 15, 2017. The Company is currently evaluating the potential impact of this standard on its financial position and results of operations.

In October 2016, the Financial Accounting Standards Board issued an accounting standard update on the accounting for income taxes, which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transaction occurs as opposed to deferring tax consequences and amortizing them into future periods. This update is effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. A modified retrospective approach with a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption is required. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial position or results of operations.

In March 2016, the Financial Accounting Standards Board issued an accounting standard update on the accounting of stock-based compensation. The guidance requires the recognition of the income tax effects of awards in the income statement when the awards vest or are settled, thus eliminating additional paid in capital pools. The guidance also allows for the employer to repurchase more of an employee’s shares for tax withholding purposes without triggering liability accounting. In addition, the guidance allows for a policy election to account for forfeitures as they occur rather than on an estimated basis. The new guidance is effective for annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company is currently evaluating the potential impact of this standard on its financial position and results of operations.

In February 2016, the Financial Accounting Standards Board issued an accounting standard update on the accounting of leases. The new guidance requires that lessees in a leasing arrangement recognize a right-of-use asset and a lease liability for most leases (other than leases that meet the definition of a short-term lease). The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. The new guidance is effective for annual reporting periods beginning after December 15, 2018. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition, and provides for certain practical expedients. Transition will require application of the new guidance at the beginning of the earliest comparative period presented. The Company is currently evaluating the potential impact of this standard on its financial position and results of operations.

In April 2015, the Financial Accounting Standards Board issued an accounting standard update on the presentation of debt issuance costs. The new guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The Company adopted this standard effective January 1, 2016 and retroactively adjusted the long-term debt liability presented as of December 31, 2015 by reducing the long-term debt liability by the amount of the deferred financing costs of $13.9 million and reducing the deferred financing costs asset included in other assets on the consolidated balance sheets by a corresponding amount. The adoption of this standard did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

In April 2015, Financial Accounting Standards Board issued an accounting standard update on customer’s accounting for fees paid in a cloud computing arrangement. The amendments in this update provide guidance about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, the customer should account for the software license element of the arrangement consistent with other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The Company adopted this standard effective January 1, 2016 on a prospective basis. Adoption of this standard did not have a material impact on the Company’s financial position and results of operations.

In May 2014, the Financial Accounting Standards Board issued an accounting standard update on revenue recognition. The new guidance creates a single, principle-based model for revenue recognition and expands and improves disclosures about revenue. In July 2015, the Financial Accounting Standards Board issued an accounting standard update that defers the effective date of the new revenue recognition standard by one year. The new guidance is effective for annual reporting periods beginning on or after December 15, 2017, and must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company has completed its assessment of its information technology systems, data and processes related to the implementation of this accounting standard. Additionally, the Company has substantially completed its information technology system design and solution development, and will commence implementation of the solution in the first quarter of fiscal 2017. The Company expects to adopt the accounting standard update on a modified retrospective basis in the first quarter of fiscal 2018, and is currently evaluating the potential impact of this standard on its financial position and results of operations. Under the new standard the Company expects to capitalize and amortize certain commissions over the expected customer life rather than expensing them as incurred. Additionally, under the new standard, the Company would be required to recognize term license revenues upfront at time of delivery rather than ratably over the related contract period. The Company expects revenue recognition related to perpetual software, hardware, cloud offerings and professional services to remain substantially unchanged.